Credit Facilities and Lease Obligations - Credit Facilities Activity (Details) - USD ($)					1 Months Ended	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 29, 2021	Dec. 06, 2021	Oct. 27, 2021	Apr. 27, 2020	Jun. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 0								$ 0	$ 0	$ 0
Repayments under credit facility														0
Revolver
Disclosure of detailed information about borrowings [line items]
Borrowings						0				$ 0				0	0	0	$ 0	$ 159,000,000.0
Borrowings under credit facility			$ 220,000,000.0			220,000,000.0							$ 48,000,000.0
Repayments under credit facility	$ (5,000,000.0)	$ (215,000,000.0)				(220,000,000.0)	$ 0	$ 0	$ 0	0	$ (53,000,000.0)	$ (44,000,000.0)	(110,000,000.0)				(207,000,000.0)
Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings						660,400,000				592,300,000				470,400,000	660,400,000	470,400,000	592,300,000	$ 598,300,000
Borrowings under credit facility						365,000,000.0									365,000,000.0	0	48,000,000.0
Repayments under credit facility						(145,000,000.0)	$ (30,000,000.0)	$ (61,000,000.0)	(60,900,000)						(175,000,000.0)	(121,900,000)	$ (213,000,000.0)
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 295,400,000								$ 295,400,000	295,400,000	$ 295,400,000			$ 350,000,000.0
Repayments under credit facility				$ (47,000,000.0)	$ (1,500,000)				$ (875,000)						$ (875,000)
Initial Term Loan And First Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings under credit facility													0
Repayments under credit facility										$ (1,500,000)	$ (1,500,000)	$ (1,500,000)	$ (1,500,000)